Finance Expenses	12 Months Ended
Dec. 31, 2022
Finance Expenses [Abstract]
FINANCE EXPENSES
21.	FINANCE EXPENSES

	December 31, 2022	December 31, 2021	December 31, 2020
Interest paid and accretive interest on debentures	$86,841	$1,893,494	$1,744,120
Interest expense on long-term debt	-	4,877	11,107
Interest on bank loans	-	22,686	18,532
Other interest and bank charges	58,894	47,704	(3,819)
Loss (gain) on redemption of debentures	-	-	(16,712)
Interest earned on director’s loan	-	(6,000)	(23,000)
Interest expense on lease obligations	35,678	21,279	14,045
Total	$181,413	$1,984,040	$1,744,273